Allowance	12 Months Ended
Dec. 31, 2014
Loans And Leases Receivable Allowance [Abstract]
Allowance

Note 5 - Allowance for Loan Losses

The ALLL includes the following components: reserves for commercial loans evaluated based on pools of credit graded loans and reserves for pools of smaller-balance homogeneous retail loans, both determined in accordance with ASC 450-20-50. The reserve factors applied to these pools are an estimate of probable incurred losses based on management’s evaluation of historical net losses from loans with similar characteristics and are subject to qualitative adjustments by management to reflect current events, trends, and conditions (including economic considerations and trends). The pace of the economic recovery, performance of the housing market, unemployment levels, labor participation rate, the regulatory environment, regulatory guidance, and both positive and negative portfolio segment-specific trends, are examples of additional factors considered by management in determining the ALLL. Additionally, management considers the inherent uncertainty of quantitative models that are driven by historical loss data. Management evaluates the periods of historical losses that are the basis for the loss rates used in the quantitative models and selects historical loss periods that are believed to be the most reflective of losses inherent in the loan portfolio as of the balance sheet date. Management also periodically reviews analysis of the loss emergence period which is the amount of time it takes for a loss to be confirmed (initial charge-off) after a loss event has occurred. FHN performs extensive studies as it relates to the historical loss periods used in the model and the loss emergence period and model assumptions are adjusted accordingly.

The ALLL also includes reserves determined in accordance with ASC 310-10-35 for loans determined by management to be individually impaired and an allowance associated with PCI loans.

Commercial

For commercial loans, reserves are established using historical net loss factors by grade level, loan product, and business segment. An assessment of the quality of individual commercial loans is made utilizing credit grades assigned internally based on a dual grading system which estimates both the PD and loss severity in the event of default. PD grades range from 1-16 while estimated loss severities, or LGD grades, range from 1-12. This credit grading system is intended to identify and measure the credit quality of the loan portfolio by analyzing the migration of loans between grading categories. It is also integral to the estimation methodology utilized in determining the allowance for loan losses since an allowance is established for pools of commercial loans based on the credit grade assigned. The appropriate relationship team performs the process of categorizing commercial loans into the appropriate credit grades, initially as a component of the approval of the loan, and subsequently throughout the life of the loan as part of the servicing regimen. The proper loan grade for larger exposures is confirmed by a senior credit officer in the approval process. To determine the most appropriate credit grade for each loan, the credit risk grading system employs scorecards for particular categories of loans that consist of a number of objective and subjective measures that are weighted in a manner that produces a rank ordering of risk within pass-graded credits. Loan grading discipline is regularly reviewed by Credit Risk Assurance to determine if the process continues to result in accurate loan grading across the portfolio. FHN may utilize availability of guarantors/sponsors to support lending decisions during the credit underwriting process and when determining the assignment of internal loan grades.

Retail

The ALLL for smaller-balance homogenous retail loans is determined based on pools of similar loan types that have similar credit risk characteristics. FHN manages retail loan credit risk on a class basis. Reserves by portfolio are determined using segmented roll-rate models that incorporate various factors including historical delinquency trends, experienced loss frequencies, and experienced loss severities. Generally, reserves for retail loans reflect inherent losses in the portfolio that are expected to be recognized over the following twelve months.

Individually Impaired

Generally, classified nonaccrual commercial loans over $1 million and all commercial and consumer loans classified as TDRs are deemed to be impaired and are individually assessed for impairment measurement in accordance with ASC 310-10-35. For all commercial portfolio segments, TDRs and other individually impaired commercial loans are measured based on the present value of expected future payments discounted at the loan’s effective interest rate (the "DCF method”), observable market prices, or for loans that are solely dependent on the collateral for repayment, the net realizable value. For loans measured using the DCF method or by observable market prices, if the recorded investment in the impaired loan exceeds this amount, a specific allowance is established as a component of the ALLL until such time as a loss is expected and recognized; for impaired collateral-dependent loans, FHN will charge off the full difference between the book value and the best estimate of net realizable value.

Generally, the allowance for TDRs in all consumer portfolio segments is determined by estimating the expected future cash flows using the modified interest rate (if an interest rate concession), incorporating payoff and net charge-off rates specific to the TDRs within the portfolio segment being assessed, and discounted using the pre-modification interest rate. The discount rates of variable rate TDRs are adjusted to reflect changes in the interest rate index to which the rates are tied. The discounted cash flows are then compared to the outstanding principal balance in order to determine required reserves. Residential real estate loans discharged through bankruptcy are collateral-dependent and are charged down to net realizable value.

The following table provides a rollforward of the allowance for loan losses by portfolio segment for December 31, 2014, 2013, and 2012:
		Commercial	Consumer	Permanent	Credit Card
(Dollars in thousands)	C&I	Real Estate	Real Estate	Mortgage	and Other	Total
Balance as of January 1, 2012	$130,413	$55,586	165,077	$26,194	$7,081	$384,351
Charge-offs (a)	(30,887)	(19,977)	(147,918)	(13,604)	(12,624)	(225,010)
Recoveries	11,151	4,475	17,770	3,024	3,202	39,622
Provision(b)	(14,486)	(20,087)	94,020	9,314	9,239	78,000
Balance as of December 31, 2012	96,191	19,997	128,949	24,928	6,898	276,963
Allowance - individually evaluated for impairment	17,799	156	35,289	21,713	203	75,160
Allowance - collectively evaluated for impairment	78,392	19,841	93,660	3,215	6,695	201,803
Loans, net of unearned as of December 31, 2012:
Individually evaluated for impairment	123,636	49,517	160,000	120,924	818	454,895
Collectively evaluated for impairment	8,673,320	1,118,718	5,528,703	644,659	288,287	16,253,687
Total loans, net of unearned	$8,796,956	$1,168,235	$5,688,703	$765,583	$289,105	$16,708,582
Balance as of January 1, 2013	$96,191	$19,997	$128,949	$24,928	$6,898	$276,963
Charge-offs	(22,936)	(3,502)	(73,642)	(9,934)	(11,404)	(121,418)
Recoveries	12,487	4,275	21,360	2,473	2,669	43,264
Provision	704	(10,167)	50,118	5,024	9,321	55,000
Balance as of December 31, 2013	86,446	10,603	126,785	22,491	7,484	253,809
Allowance - individually evaluated for impairment	14,295	1,600	44,173	17,042	224	77,334
Allowance - collectively evaluated for impairment	72,132	8,218	82,601	5,449	7,258	175,658
Allowance - purchase credit impaired loans	19	785	11	-	2	817
Loans, net of unearned as of December 31, 2013:
Individually evaluated for impairment	80,231	27,812	170,422	121,458	545	400,468
Collectively evaluated for impairment	7,836,250	1,066,639	5,162,060	540,784	336,047	14,941,780
Purchased credit-impaired loans	7,095	38,828	889	-	14	46,826
Total loans, net of unearned	$7,923,576	$1,133,279	$5,333,371	$662,242	$336,606	$15,389,074
Balance as of January 1, 2014	$86,446	$10,603	$126,785	$22,491	$7,484	$253,809
Charge-offs	(20,492)	(3,741)	(45,391)	(5,891)	(14,931)	(90,446)
Recoveries	9,666	4,150	22,824	2,314	3,131	42,085
Provision	(8,609)	7,562	8,793	208	19,046	27,000
Balance as of December 31, 2014	67,011	18,574	113,011	19,122	14,730	232,448
Allowance - individually evaluated for impairment	5,173	796	40,778	16,627	254	63,628
Allowance - collectively evaluated for impairment	61,806	14,702	72,156	2,495	14,476	165,635
Allowance - purchased credit-impaired loans	32	3,076	77	-	-	3,185
Loans, net of unearned as of December 31, 2014:
Individually evaluated for impairment	35,698	19,430	173,225	113,459	533	342,345
Collectively evaluated for impairment	8,966,512	1,222,658	4,874,171	425,502	357,588	15,846,431
Purchased credit-impaired loans	5,076	35,629	675	-	10	41,390
Total loans, net of unearned	$9,007,286	$1,277,717	$5,048,071	$538,961	$358,131	$16,230,166

  2012 includes approximately $33 million of charge-offs associated with discharged bankruptcies, largely included in the consumer real estate portfolio segment.
  2012 includes approximately $23 million of loan loss provision related to discharged bankruptcies.